Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	252,959,565.45	16,669
Yield Supplement Overcollateralization Amount 09/30/25	16,978,115.40	0
Receivables Balance 09/30/25	269,937,680.85	16,669
Principal Payments	13,141,124.65	327
Defaulted Receivables	474,865.61	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	15,681,940.60	0
Pool Balance at 10/31/25	240,639,749.99	16,322

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.16%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	5,688,964.09	267
Past Due 61-90 days	1,935,049.33	85
Past Due 91-120 days	456,799.96	23
Past Due 121+ days	0.00	0
Total	8,080,813.38	375

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Delinquency Trigger Occurred	NO

Recoveries	268,707.77
Aggregate Net Losses/(Gains) - October 2025	206,157.84
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.92%
Prior Net Losses/(Gains) Ratio	0.44%
Second Prior Net Losses/(Gains) Ratio	0.31%
Third Prior Net Losses/(Gains) Ratio	0.16%
Four Month Average	0.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.73%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.28%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	32.25

Flow of Funds	$ Amount
Collections	14,597,279.83
Investment Earnings on Cash Accounts	25,623.34
Servicing Fee	(224,948.07)
Transfer to Collection Account	-
Available Funds	14,397,955.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	951,181.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	7,213,361.65
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,126,958.09

Total Distributions of Available Funds	14,397,955.10

Servicing Fee	224,948.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	247,853,111.64
Principal Paid	12,319,815.46
Note Balance @ 11/17/25	235,533,296.18

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2a
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2b
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-3
Note Balance @ 10/15/25	102,243,111.64
Principal Paid	12,319,815.46
Note Balance @ 11/17/25	89,923,296.18
Note Factor @ 11/17/25	29.3043395%

Class A-4
Note Balance @ 10/15/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	99,620,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	30,630,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	15,360,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	951,181.55
Total Principal Paid	12,319,815.46
Total Paid	13,270,997.01

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.23367%
Coupon	5.08367%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	477,986.55
Principal Paid	12,319,815.46
Total Paid to A-3 Holders	12,797,802.01

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00
Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9313530
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.0629943
Total Distribution Amount	12.9943473

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5576698
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.1480006
Total A-3 Distribution Amount	41.7056704

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	585.51
Noteholders' Principal Distributable Amount	414.49

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	5,106,453.81
Investment Earnings	17,396.19
Investment Earnings Paid	(17,396.19)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,344,757.82	$1,779,050.48	$1,965,265.41
Number of Extensions	113	82	88
Ratio of extensions to Beginning of Period Receivables Balance	0.87%	0.63%	0.66%